CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2024	2023

Denominated in U.S. dollars	3,469	1,218
Denominated in NIS	2,230	6,270
Denominated in Euro	1,876	1,790

	7,575	9,278